Subsequent events (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Line Items]
Conversion of debt, amount		$ 10,725,000
Private Placement | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt, shares issued		3,317,720
Private Placement | Anson Investments Master Fund
Subsequent Event [Line Items]
Conversion of debt, shares issued		3,970,104
Private Placement | Second Tranche Funded | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt, amount		$ 3,900,000
Private Placement | Second Tranche Funded | Anson Investments Master Fund
Subsequent Event [Line Items]
Conversion of debt, amount		$ 5,000,000
Subsequent Event | Private Placement | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt, shares issued	4,103,597
Subsequent Event | Private Placement | L1 Capital Global Opportunities Master Fund | Third L1 Amendment
Subsequent Event [Line Items]
Conversion of debt, amount	$ 450,000
Subsequent Event | Private Placement | Anson Investments Master Fund | Third L1 Amendment
Subsequent Event [Line Items]
Conversion of debt, amount	$ 450,000
Conversion of debt, shares issued	1,275,000
Subsequent Event | Private Placement | Second Tranche Funded | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt, amount	$ 1,100,000